Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Allocation Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
T. Rowe Price Global Allocation Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE Global Allocation Fund Investor Class I Class Advisor Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class and I Class, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.10%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to invest in a broadly diversified global portfolio of investments, including U.S. and international stocks, bonds and short-term securities, and alternative investments. The fund uses an active asset allocation strategy in conjunction with fundamental research to select individual investments. T. Rowe Price, the fund’s investment adviser, allocates the fund’s assets among various asset classes and market sectors based on its assessment of U.S. and global economic and market conditions, interest rate movements, industry and issuer conditions and business cycles, and other relevant factors. Under normal conditions, the fund’s portfolio will consist of approximately 60% stocks; 30% bonds, money market securities, and other debt instruments; and 10% alternative investments (each as a percentage of the fund’s net assets).

The fund’s investments in alternative investments may include unregistered hedge funds or other private or registered investment companies. The fund may also gain exposure to specific asset classes through the use of certain types of derivatives or by investing in other T. Rowe Price mutual funds that focus their investments in a given asset class.

T. Rowe Price may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s overall derivatives exposure and allocations to alternative investments, including through hedge funds.

The fund expects to normally invest approximately half of its equity investments in U.S. stocks and half in international stocks. When deciding upon overall allocations to stocks, T. Rowe Price examines relative values and prospects among growth- and value-oriented stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets, as well as by evaluating economic conditions affecting the U.S. and international developed and emerging markets.

The fund invests in alternative investments, including hedge funds and other private or registered investment companies that, in the opinion of T. Rowe Price, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less connected to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity investments.

The fund expects to normally invest approximately one-third of its debt investments in international issuers, and the fund may invest up to 25% of its total assets in debt instruments that are rated below investment grade or deemed to be of comparable quality by T. Rowe Price. The fund expects to invest in a diversified portfolio of debt instruments, including U.S. dollar-denominated and non-U.S. dollar-denominated obligations of U.S. and international issuers (including issuers in emerging markets). The fund may purchase securities of any maturity and investments are chosen across the entire government, inflation-linked, corporate, and mortgage-backed and asset-backed securities markets, as well as bank loans. When deciding whether to adjust the duration or credit risk exposure of the fund’s debt investments or the fund’s allocations among various sectors, the adviser weighs factors such as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations, and the yield advantage that lower-rated instruments may offer over investment-grade bonds.

		The fund may use options, futures, and forward currency exchange contracts for a variety of purposes, although the fund expects to primarily use these instruments to efficiently access or adjust exposure to certain market segments, in an attempt to manage portfolio volatility, or to benefit from what the adviser believes is a risk premium in the options market (for example, an option’s price reflects a greater degree of volatility that would typically be realized in the market). The fund’s use of options primarily involves selling (also known as “writing”) and buying call options (or options on related futures contracts) involving stock and investment-grade bond indexes in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes. These option overlay strategies are generally designed to benefit from a risk premium in the options market and dampen the fund’s overall volatility when compared to a pure bond or equity portfolio. The fund’s use of futures typically involves buying equity index futures contracts on an index as an efficient means of gaining exposure to a particular segment of the U.S. stock market (for example, U.S. small-cap stocks), as well as using Treasury futures to adjust portfolio duration or to reduce the fund’s overall volatility to manage the volatility of the fund or one of its underlying strategies. The fund uses forward currency exchange contracts primarily to moderate the currency risk associated with the fund's international equity holdings, which are commonly non-U.S. dollar-denominated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Market conditions The value of investments owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting the overall markets, or particular industries or sectors.

Alternative investments/Hedge funds The fund’s exposure to alternative investments may prove to be more correlated to the broad markets or the remainder of the fund’s portfolio than anticipated and thus may not realize the intended benefits of such investments. A hedge fund is considered an illiquid asset by the fund, is not subject to the same regulatory requirements as mutual funds and other registered investment companies, and could underperform comparable hedge funds with similar alternative strategies. Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors or typically as diversified as those of traditional mutual funds, and an investor’s (i.e., the fund’s) redemption rights are typically limited. All of these factors make the fund’s investments in alternative investments and hedge funds more difficult to value and monitor when compared to more traditional investments, and may increase the fund’s liquidity risks.

Derivatives The use of options, futures, and forward currency exchange contracts potentially exposes the fund to additional losses not typically associated with direct investments in traditional securities. In addition, for instruments not traded on an exchange, there is a risk that a counterparty to the transaction could default and fail to meet its obligations under the derivatives contract. The values of the fund’s positions in index options and futures will fluctuate in response to changes in the value of the underlying index or security and the fund is exposed to the risk that the underlying index or security will not move in a direction that is favorable to the fund. Selling options could limit the fund’s opportunity to profit from a greater increase in the market value of the reference asset or specific holdings within the underlying index. As a result, selling call options could diminish the fund’s returns during periods of strong equity market performance. When the fund purchases an option, it pays a premium. This premium represents a cost to the fund. The market value of the reference asset or index could also decrease. The fund uses forward currency exchange contracts primarily to moderate the currency risk associated with the fund’s international equity holdings, which are commonly non-U.S. dollar-denominated. The fund’s attempts to hedge currency exposure through forward currency exchange contracts could cause the fund to fail to obtain the benefit of an increase in an international holding’s local currency relative to the U.S. dollar. As a result, the fund’s use of forward currency exchange contracts to hedge the foreign currencies back to the U.S. dollar could dampen the fund’s returns during periods of a weakening U.S. dollar relative to other currencies. Unusual market conditions or the lack of a liquid market for particular options or futures may reduce the fund’s returns, and investment in a futures contract could lead to losses in excess of the fund’s initial investment. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. In recent years, the U.S. and many global markets have experienced historically low interest rates. Although interest rates have begun to rise and may continue doing so, interest rates may decline in response to ongoing global trade disputes, increasing the exposure of bond funds to the risks associated with declining interest rates.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

		Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL ALLOCATION FUND Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/19	9.11%	Worst Quarter	12/31/18	-7.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Global Allocation Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.95%	[2],[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	$ 1,166
2014	rr_AnnualReturn2014	4.14%
2015	rr_AnnualReturn2015	(0.29%)
2016	rr_AnnualReturn2016	6.47%
2017	rr_AnnualReturn2017	17.02%
2018	rr_AnnualReturn2018	(6.87%)
2019	rr_AnnualReturn2019	19.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.96%)
1 Year	rr_AverageAnnualReturnYear01	19.37%
5 Years	rr_AverageAnnualReturnYear05	6.67%
Since inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception date	rr_AverageAnnualReturnInceptionDate	May 28, 2013
T. Rowe Price Global Allocation Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.08%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.84%	[2],[5]
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	476
10 years	rr_ExpenseExampleYear10	$ 1,067
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05
Since inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2016
T. Rowe Price Global Allocation Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2],[6]
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	401
5 years	rr_ExpenseExampleYear05	700
10 years	rr_ExpenseExampleYear10	$ 1,549
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	6.45%
Since inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception date	rr_AverageAnnualReturnInceptionDate	May 28, 2013
T. Rowe Price Global Allocation Fund, Inc. | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	6.02%
Since inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception date	rr_AverageAnnualReturnInceptionDate	May 28, 2013
T. Rowe Price Global Allocation Fund, Inc. | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	5.00%
Since inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception date	rr_AverageAnnualReturnInceptionDate	May 28, 2013
T. Rowe Price Global Allocation Fund, Inc. | Morningstar Global Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.53%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since inception	rr_AverageAnnualReturnSinceInception	6.55%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	May 28, 2013
T. Rowe Price Global Allocation Fund, Inc. | Morningstar Global Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	9.02%	[8]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2016
T. Rowe Price Global Allocation Fund, Inc. | Lipper Flexible Portfolio Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	6.33%
Since inception	rr_AverageAnnualReturnSinceInception	6.56%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	May 28, 2013
T. Rowe Price Global Allocation Fund, Inc. | Lipper Flexible Portfolio Funds Index
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	9.21%	[8]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2016

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
[3]	Restated to reflect current fees.
[4]	T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.
[5]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2022, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[6]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 1.15% of the class' average daily net assets. The agreement may only be terminated at any time after February 28, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.15%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.15%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[7]	Return since 5/28/13.
[8]	Return since 3/23/16.